Revenue - Contract Costs, Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Contract liabilities	$ 32.4	$ 26.4
Contract with Customer, Liability, Revenue Recognized	26.4	29.5
Teekay LNG
Disaggregation of Revenue [Line Items]
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Next Twelve Months	324.7	63.9
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Two Years	64.2	64.3
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Three Years	64.2	64.2
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Four Years	64.0	64.2
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Five Years	64.3	64.0
Sales-type and Direct Financing Leases, Lease Receivable, Payments to be Received, Thereafter	$ 534.6	$ 576.5